UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Richard E. Floor, 53 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/05 - 9/30/05

Item 1 - Schedule of Investments - September 30, 2005 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s	Value
Amount/Units		Rating	(Note 1(a))
		(Unaudited)
CORPORATE DEBT SECURITIES - 156.26% (d)
Aerospace and Defense - 3.59%
850	Aviall, Inc., Senior Notes, 7.625%, 07/01/11	B1	876
1,125	BE Aerospace, Inc., Senior Subordinated Notes, 8.875%, 05/01/11	Caa2	1,180
1,625	GenCorp Inc., Senior Subordinated Notes, 9.50%, 08/15/13	Caa1	1,771
425	Moog, Inc., Senior Subordinated Notes, 6.25%, 01/15/15	Ba3	427
325	Moog, Inc., Senior Subordinated Notes, 6.25%, 01/15/15 (g)	Ba3	327
600	Sequa Corporation, Senior Notes, 9%, 08/01/09	B1	638
650	TransDigm Inc., Senior Subordinated Notes, 8.375%, 07/15/11	B3	682
1,500	Vought Aircraft Industries, Inc., Senior Notes, 8%, 07/15/11	B2	1,433
			7,334
Automobile - 8.73%
1,125	Accuride Corp., Senior Subordinated Notes, 8.50%, 02/01/15	B3	1,102
800	ADESA, Inc., Senior Subordinated Notes, 7.625%, 06/15/12	B1	812
1,225	American Axle & Manufacturing, Inc., Senior Notes, 5.25%, 02/11/14	Baa3	1,041
675	Autocam Corporation, Senior Subordinated Notes, 10.875%, 06/15/14	Caa2	459
975	Cooper Standard Automotive, Inc., Senior Subordinated Notes, 8.375%, 12/15/14	B3	819
1,125	Delphi Corporation, Senior Notes, 7.125%, 05/01/29	Ca	726
2,625	Ford Motor Credit Company, Senior Notes, 7%, 10/01/13	Baa3	2,429
1,700	Ford Motor Credit Company, Senior Notes, 7.375%, 10/28/09	Baa3	1,650
2,925	General Motors Acceptance Corporation, Senior Bonds, 6.75%, 12/01/14	Ba1	2,553
1,275	General Motors Acceptance Corporation, Senior Bonds, 8%, 11/01/31	Ba1	1,116
500	Hawk Corporation, Senior Notes, 8.75%, 11/01/14	B2	505
700	Insurance Auto Auctions, Inc., Senior Notes, 11%, 04/01/13 (g)	Caa1	721
150	J.B. Poindexter & Co., Inc., Senior Notes, 8.75%, 03/15/14	B1	137
900	Tenneco Automotive Inc., Senior Subordinated Notes, 8.625%, 11/15/14	B3	907
1,507	TRW Automotive Inc., Senior Notes, 9.375%, 02/15/13	Ba3	1,635
1,400	Visteon Corporation, Senior Notes, 7%, 03/10/14	B3	1,215
			17,827
Beverage, Food and Tobacco - 3.36%
281	Agrilink Foods, Inc. , Senior Subordinated Notes, 11.875%, 11/01/08	B3	289
550	Alliance One International, Inc., Senior Notes, 11%, 05/15/12 (g)	B2	522
925	B&G Foods, Inc., Senior Notes, 8%, 10/01/11	B2	941
325	Del Monte Corporation, Senior Subordinated Notes, 6.75%, 02/15/15 (g)	B2	327
275	Del Monte Corporation, Senior Subordinated Notes, 8.625%, 12/15/12	B2	296
400	Dole Food Company, Inc., Senior Notes 8.625%, 05/01/09	B2	416
700	Dole Food Company, Inc., Senior Notes 8.875%, 03/15/11	B2	724
1,175	Le-Nature’s, Inc., Senior Subordinated Notes, 10.00%, 06/15/13 (g)	Caa1	1,269
400	Pierre Foods, Inc., Senior Subordinated Notes, 9.875%, 07/15/12	B3	412
1,100	R.J. Reynolds Tobacco Holdings, Inc., Senior Notes 6.50%, 07/15/10 (g)	Ba2	1,097
550	Wornick Company, Senior Secured Notes, 10.875%, 07/15/11	B2	566
			6,859

Broadcasting and Entertainment - 10.85%
425	Allbritton Communications Company, Senior Subordinated Notes, 7.75%, 12/15/12	B3	424

325	AMC Entertainment, Inc., Senior Notes, 8.625%, 08/15/12	B2	328

325	AMC Entertainment, Inc., Senior Subordinated Notes, 8%, 03/01/14	B3	286

600	CCO Holdings, LLC, Senior Notes, 7.995%, 12/15/10	B3	594

800	CCO Holdings, LLC, Senior Notes, 8.75%, 11/15/13	B3	792
900	Charter Communications Operating, LLC, Senior Secured Notes, 8%, 04/30/12 (g)	B2	905

250	Cinemark, Inc., Senior Discount Notes, 9.75%, 03/15/14 (b)(g)	Caa1	174
2,125	Cinemark, Inc., Senior Discount Notes, 9.75%, 03/15/14 (b)	Caa1	1,477
175	Cinemark USA, Inc., Senior Subordinated Notes, 9%, 02/01/13	B3	182
625	CSC Holdings, Inc., Senior Notes, 7%, 04/15/12 (g)	B1	589
1,000	CSC Holdings, Inc., Senior Notes, 7.625%, 04/01/11	B1	985
850	DirectTV Holdings, LLC, Senior Notes, 6.375%, 06/15/15 (g)	Ba2	837
228	DirectTV Holdings, LLC, Senior Notes, 8.375%, 03/15/13	Ba2	250
500	EchoStar Communications Corporation, Convertible Subordinated Notes, 5.75%, 05/15/08	B2	497
500	EchoStar DBS Corporation, Senior Notes, 6.625%, 10/01/14	Ba3	496
644	EchoStar DBS Corporation, Senior Notes, 9.125%, 01/15/09	Ba3	681
225	Fisher Communications, Inc., Senior Notes, 8.625%, 09/15/14	B2	240
850	Gray Television, Inc., Senior Subordinated Notes, 9.25%, 12/15/11	Ba3	916
375	Insight Midwest, L.P., Senior Notes, 9.75%, 10/01/09	B2	384
750	Insight Midwest, L.P., Senior Notes, 10.50%, 11/01/10	B2	787
425	Loews Cineplex Entertainment Corporation, Senior Subordinated Notes, 9%, 08/01/14	B3	412
1,575	Marquee Holdings, Inc., Senior Notes, 12%, 08/15/14 (b)	Caa1	953
350	Mediacom Broadband LLC, Senior Notes, 8.50%, 10/15/15 (g)	B2	338
600	Mediacom Broadband LLC, Senior Notes, 11%, 07/15/13	B2	646
2,475	Quebecor Media, Inc., Senior Notes, 11.125%, 07/15/11	B2	2,707
850	Rogers Cable Inc., Senior Secured Notes, 6.75%, 03/15/15	Ba3	858
275	Sinclair Broadcast Group, Inc., Senior Subordinated Notes, 8%, 03/15/12	B2	283
825	Sinclair Broadcast Group, Inc., Senior Subordinated Notes, 8.75%, 12/15/11	B2	866
250	Videotron Ltee., Senior Notes, 6.375%, 12/15/15 (g)	Ba3	249
825	Videotron Ltee., Senior Notes, 6.875%, 01/15/14	Ba3	848
850	Warner Music Group, Senior Subordinated Notes, 7.375%, 04/15/14	B3	855
300	WDAC Subsidiary Corp. Senior Notes, 8.375%, 12/01/14 (g)	Caa1	291
300	XM Satellite Radio Inc., Senior Secured Discount Notes, 12/31/09 (b)	Caa1	316
614	XM Satellite Radio Inc., Senior Secured Notes, 12%, 06/15/10	Caa1	701
			22,147
Building and Real Estate - 4.99%
850	Ainsworth Lumber Company, Ltd., Senior Notes, 7.25%, 10/01/12	B2	810
625	B.F. Saul Real Estate Investment Trust, Senior Secured Notes, 7.50%, 03/01/14	B2	645
1,250	Building Materials Corporation of America, Senior Notes, 7.75%, 08/01/14	B2	1,212
1,050	Collins & Aikman Floorcoverings, Inc., Senior Subordinated Notes, 9.75%, 02/15/10	Caa1	1,018
275	Meristar Hospitality Operating, Senior Notes, 9%, 01/15/08	B2	286
525	Meristar Hospitality Operating, Senior Notes, 9.125%, 01/15/11	B2	559
775	Mobile Mini, Inc., Senior Notes, 9.50%, 07/01/13	B2	856
1,425	Norcraft Companies, L.P., Senior Subordinated Notes, 9%, 11/01/11	B3	1,468
325	Omega Healthcare Investors, Inc., Senior Notes, 7%, 04/01/14	B1	327
875	Texas Industries, Inc., Senior Notes, 7.25%, 07/15/13 (g)	Ba3	917
325	Ventas Realty, Limited Partnership, Senior Notes, 6.75%, 06/01/10 (g)	Ba3	331
700	WCI Communities, Inc., Senior Subordinated Notes, 9.125%, 05/01/12	Ba3	725
975	WCI Communities, Inc., Senior Subordinated Notes, 10.625%, 02/15/11	Ba3	1,041
			10,195
Cargo Transport - .21%
400	TFM, S.A. de C.V., Senior Notes, 9.375%, 05/01/12 (g)	B2	438

Chemicals, Plastics and Rubber - 9.24%
525	ARCO Chemical Company, Senior Debentures, 10.25%, 11/01/10	B1	567
300	ARCO Chemical Company, Senior Notes, 9.80%, 02/01/20	B1	338

1,190	BCP Caylux Holdings Luxembourg S.C.A., Senior Subordinated Notes, 9.625%, 06/15/14	B3	1,330
1,475	Borden Chemical, Inc., Senior Secured Notes, 9%, 07/15/14 (g)	B3	1,519
274	Crystal US Holdings 3 LLC, Senior Discount Notes, 10%, 10/01/14 (b)	Caa2	195
1,167	Crystal US Holdings 3 LLC, Senior Discount Notes, 10.50%, 10/01/14 (b)	Caa2	817
375	EquiStar Chemicals PL Funding, Senior Notes, 8.75%, 02/15/09	B2	393
475	Ethyl Corporation, Senior Notes, 8.875%, 05/01/10	B2	499
425	Freeport McMoran Resources, Senior Notes, 7%, 02/15/08	Ba3	436
600	Huntsman International LLC, Senior Notes, 9.875%, 03/01/09	B2	634
959	Huntsman LLC, Senior Secured Notes, 11.625%, 10/15/10	Ba3	1,093
2,300	Invista, Units, 9.25%, 05/01/12 (g)	B1	2,507
1,250	Koppers Inc., Senior Secured Notes, 9.875%, 10/15/13	B2	1,378
400	Lyondell Chemical Company, Senior Secured Notes, 9.50%, 12/15/08	B1	421
600	Lyondell Chemical Company, Senior Secured Notes, 9.625%, 05/01/07	B1	630
625	Lyondell Chemical Company, Senior Secured Notes, 10.50%, 06/01/13	B1	716
200	Lyondell Chemical Company, Senior Secured Notes, 11.125%, 07/15/12	B1	225
525	PolyOne Corporation, Senior Notes, 10.625%, 05/15/10	B3	542
825	Resolution Performance Products, LLC, Senior Secured Notes, 9.50%, 04/15/10	B3	854
1,825	Rhodia S.A., Senior Notes, 10.25%, 06/01/10	B3	1,946
838	Rockwood Specialties Group, Inc., Senior Subordinated Notes, 10.625%, 05/15/11	B3	926
200	VWR International, Inc., Senior Notes, 6.875%, 04/15/12	B3	197
725	VWR International, Inc., Senior Subordinated Notes, 8%, 04/15/14	Caa1	707
			18,870
Containers, Packaging and Glass - 9.42%
625	AEP Industries, Inc., Senior Notes, 7.875%, 03/15/13 (g)	B2	620
650	Ball Corporation, Senior Notes, 6.875%, 12/15/12	Ba2	666
950	Boise Cascade, LLC, Senior Subordinated, Notes, 7.125%, 10/15/14	B2	900
775	BWAY Corporation, Senior Subordinated Notes, 10%, 10/15/10	B3	818
500	Georgia-Pacific Corporation, Senior Notes, 8.875%, 02/01/10	Ba1	556
1,500	Georgia-Pacific Corporation, Senior Notes, 9.375%, 02/01/13	Ba1	1,674
450	Graphic Packaging International Inc., Senior Notes, 8.50%, 08/15/11	B2	440
325	Graphic Packaging International Inc., Senior Subordinated, Notes, 9.50%, 08/15/13	B3	303
350	Greif Brothers Corporation, Senior Subordinated Notes, 8.875%, 08/01/12	B1	373
850	Jefferson Smurfit Corporation, (U.S.) Senior Notes, 7.50%, 06/01/13	B2	761
175	Jefferson Smurfit Corporation, (U.S.) Senior Notes, 8.25%, 10/01/12	B2	164
800	JSG Funding, PLC, Senior Subordinated Notes, 7.75%, 04/01/15	Caa1	687
1,425	Longview Fibre Company, Senior Subordinated Notes, 10%, 01/15/09	B2	1,507
1,410	MDP Acquisitions Plc, Senior Notes, 9.625%, 10/01/12	B3	1,419
325	NewPage Corporation, Senior Secured Notes, 9.943% , 05/01/12	B3	307
675	NewPage Corporation, Senior Secured Notes, 10%, 05/01/12 (g)	B3	636
325	NewPage Corporation, Senior Subordinated Notes, 12%, 05/01/13	Caa2	280
825	Norske Skog Canada Ltd., Senior Notes 7.375%, 03/01/14	Ba3	788
650	Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%, 05/15/13	B2	673
450	Owens-Brockway Glass Container, Inc., Senior Secured Notes, 7.75%, 05/15/11	B1	467
725	Owens-Brockway Glass Container, Inc., Senior Secured Notes, 8.75%, 11/15/12	B1	783
1,225	Owens-Brockway Glass Container, Inc., Senior Secured Notes, 8.875%, 02/15/09	B1	1,289
1,550	Plastipak Holdings, Inc., Senior Notes, 10.75%, 09/01/11	B3	1,689
375	Silgan Holdings Inc., Senior Subordinated Notes, 6.75%, 11/15/13	B1	377
450	Solo Cup Company, Senior Subordinated Notes, 8.50%, 02/15/14	B3	405
100	Stone Container Corporation, Senior Notes, 9.75%, 02/01/11	B2	101
625	Stone Container Finance Company of Canada, Senior Notes, 7.375%, 07/15/14	B2	555
			19,238

Diversified/Conglomerate Manufacturing - 3.53%
850	Aearo Company, Senior Subordinated Notes, 8.25%, 04/15/12	B3	848
625	Bombardier, Inc., Senior Notes, 6.30%, 05/1/14 (g)	Ba2	556
1,750	Bombardier, Inc., Senior Notes, 6.75%, 05/01/12 (g)	Ba2	1,641
850	Case New Holland Inc., Senior Notes, 9.25%, 08/01/11	Ba3	899
850	Columbus McKinnon Corporation, Senior Subordinated Notes, 8.875%, 11/01/13 (g)	B3	846
550	Manitowoc Company, Inc., Senior Notes, 7.125%, 11/01/13	B1	571
1,700	Rexnord Corp., Senior Subordinated Notes, 10.125%, 12/15/12	B3	1,853
			7,214
Diversified/Conglomerate Service - 2.88%
1,525	Brand Services, Inc., Senior Subordinated Notes, 12%, 10/15/12	Caa1	1,607
1,225	Brickman Group, LTD, Senior Subordinated Notes, 11.75%, 12/15/09	B2	1,374
914	Coinmach Corporation, Senior Notes, 9%, 02/01/10	B3	932
425	IKON Office Solutions, Inc., Senior Notes, 7.75%, 09/15/15 (g)	Ba2	419
625	NationsRent Companies, Inc., Senior Notes, 9.50%, 10/15/10	B2	683
850	Sunstate Equipment Co, LLC, Senior Secured Notes, 10.50%, 04/01/13 (g)	B3	871
			5,886
Ecological - 2.56%
1,575	Allied Waste North America, Inc., Senior Secured Notes, 7.875%, 04/15/13	B2	1,616
175	Allied Waste North America, Inc., Senior Secured Notes, 8.50%, 12/01/08	B2	182
1,050	Allied Waste North America, Inc., Senior Secured Notes, 8.875%, 04/01/08	B2	1,092
100	Allied Waste North America, Inc., Senior Secured Notes, 9.25%, 09/01/12	B2	109
2,075	Casella Waste Systems, Inc., Senior Subordinated Notes, 9.75%, 02/01/13	B3	2,231
			5,230
Electronics - 7.42%
125	Activant Solutions, Inc., Senior Notes, 10.065%, 04/01/10 (g)	B2	127
375	Amkor Technology, Inc., Senior Notes, 9.25%, 02/15/08	Caa1	351
825	Celestica, Inc., Senior Subordinated Notes, 7.875%, 07/01/11	B2	842
850	Flextronics International, Inc., Senior Subordinated Notes, 6.25%, 11/15/14	Ba2	843
650	Freescale Semiconductor, Inc., Senior Notes, 6.875%, 07/15/11	Ba2	676
925	Freescale Semiconductor, Inc., Senior Notes, 7.125%, 07/15/14	Ba2	983
625	General Cable Corporation, Senior Notes, 9.50%, 11/15/10	B2	659
850	Invensys plc, Senior Notes, 9.875%, 03/15/11 (g)	B3	850
375	New Asat Finance LLC, Senior Notes 9.25%, 02/01/11	B3	280
150	Sanmina-SCI Corporation, Senior Secured Notes, 10.375%, 01/15/10	Ba2	165
725	Sanmina-SCI Corporation, Senior Subordinated Notes, 6.75%, 03/01/13	B1	687
550	Semiconductor Note Participation Trust, 10%, 08/04/11(g)	(e)	924
350	STATS ChipPAC Ltd., Senior Notes, 6.75%, 11/15/11	Ba2	340
325	STATS ChipPAC Ltd., Senior Notes, 7.50%, 07/19/10 (g)	Ba2	328
2,250	Sunguard Data Systems, Inc., Senior Notes, 9.125%, 08/15/13 (g)	B3	2,323
975	Sunguard Data Systems, Inc., Senior Subordinated Notes, 10.25%, 08/15/15 (g)	Caa1	987
600	Superior Essex Communications LLC, Senior Notes, 9%, 04/15/12	B3	606
800	Telex Communications, Inc., Senior Secured Notes, 11.50%, 10/15/08	B3	854
1,050	UGS Corp., Senior Subordinated Notes, 10%, 06/01/12	B3	1,147
450	Unisys Corporation, Senior Notes, 8%, 10/15/12	Ba3	440
175	Xerox Corp., Senior Notes, 6.875%, 08/15/11	Ba2	183
200	Xerox Corp., Senior Notes, 7.20%, 04/01/16	Ba2	215
325	Xerox Corp., Senior Notes, 7.625%, 06/15/13	Ba2	346
			15,156

Farming and Agriculture - .62%
150	IMC Global Inc., Senior Notes, 10.875%, 06/01/08	Ba3	168
125	IMC Global Inc., Senior Notes, 10.875%, 08/01/13	Ba3	147
100	IMC Global Inc., Senior Notes, 11.25%, 06/01/11	Ba3	109
797	United Agri Products, Inc., Senior Notes, 8.25%, 12/15/11	B1	842
			1,266
Finance - 2.78%
675	Dollar Financial Group, Inc., Senior Notes, 9.75%, 11/15/11	B3	699
725	E*TRADE Financial Corp., Senior Notes, 7.375%, 09/15/13 (g)	B1	729
2,300	E*TRADE Financial Corp., Senior Notes, 8%, 06/15/11	B1	2,375
1,100	Global Cash Access Inc., Senior Subordinated Notes, 8.75%, 03/15/12	Caa1	1,184
625	REFCO Group Ltd., LLC, Senior Subordinated Notes, 9%, 08/01/12	B3	680
			5,667
Furnishings, Housewares, Durable Consumer Products - .73%
1,050	Sealy Mattress Company, Senior Subordinated Notes, 8.25%, 06/15/14	B3	1,045
875	Simmons Company, Senior Discount Notes, 10%, 12/15/14 (b)(g)	Caa2	448
			1,493
Grocery - .29%
625	Pathmark Stores, Inc., Senior Subordinated Notes, 8.75%, 02/01/12	Caa1	598

Healthcare, Education and Childcare - 8.63%
525	AmerisourceBergen Corporation, Senior Notes, 5.625%, 09/15/12 (g)	Ba2	520
700	Biovail Corporation, Senior Subordinated Notes, 7.875%, 04/01/10	B2	724
375	Community Health Systems, Inc., Senior Subordinated Notes, 6.50%, 12/15/12	B3	376
1,425	Concentra Operating Corporation, Senior Subordinated Notes, 9.50%, 08/15/10	B3	1,489
325	Davita, Inc., Senior Notes, 6.625%, 03/15/13	B2	329
825	Davita, Inc., Senior Subordinated Notes, 7.25%, 03/15/15	B3	836
825	Fisher Scientific International Inc., Senior Subordinated Notes, 6.125%, 07/01/15 (g)	Ba3	822
575	Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	B1	620
1,125	Genesis Healthcare Corporation, Senior Subordinated Notes, 8%, 10/15/13	B3	1,212
875	HCA Inc., Senior Notes, 6.375%, 01/15/15	Ba2	869
1,800	HCA Inc., Senior Notes, 8.75%, 09/01/10	Ba2	1,993
350	MedQuest, Inc., Senior Subordinated Notes, 11.875%, 08/15/12	Caa1	370
550	Mylan Laboratories, Inc., Senior Notes, 5.75%, 08/15/10 (g)	Ba1	551
1,175	Omnicare, Inc., Senior Subordinated Notes, 8.125%, 03/15/11	Ba2	1,225
1,125	Quintiles Transnational Corp., Senior Subordinated Notes, 10%, 10/01/13	B3	1,266
450	Tenet Healthcare Corporation, Senior Notes, 6.50%, 06/01/12	B3	421
300	Tenet Healthcare Corporation, Senior Notes, 7.375%, 02/01/13	B3	285
500	Tenet Healthcare Corporation, Senior Notes, 9.875%, 07/01/14	B3	523
1,300	Triad Hospitals, Inc., Senior Subordinated Notes, 7%, 11/15/13	B3	1,316
775	US Oncology, Inc., Senior Notes, 9%, 08/15/12	B2	837
525	Vanguard Health Holding Company II, LLC, Senior Subordinated Notes, 9%, 10/01/14	Caa1	562
500	Warner Chilcott Corporation, Senior Subordinated Notes, 8.75%, 02/01/15 (g)	Caa1	480
			17,626
Hotels, Motels, Inns and Gaming - 8.99%
1,100	American Casino & Entertainment Properties LLC, Senior Secured Notes, 7.85%, 02/01/12	B2	1,141
1,000	Ameristar Casinos, Inc., Senior Subordinated Notes, 10.75%, 02/15/09	B2	1,070
450	Argosy Gaming Company, Senior Subordinated Notes, 7%, 01/15/14	B1	498
75	Argosy Gaming Company, Senior Subordinated Notes, 9%, 09/01/11	Ba3	82
1,000	Boyd Gaming Corporation, Senior Subordinated Notes, 6.75%, 04/15/14	B1	1,010

100	Boyd Gaming Corporation, Senior Subordinated Notes, 7.75%, 12/15/12	B1	106
25	Boyd Gaming Corporation, Senior Subordinated Notes, 8.75%, 04/15/12	B1	27
525	CCM Merger, Inc., Senior Notes, 8%, 08/01/13 (g)	B3	532
700	Herbst Gaming, Inc., Senior Subordinated Notes, 7%, 11/15/14	B3	700
100	Host Marriott, L.P., Senior Notes, 6.375%, 03/15/15	Ba3	97
625	Host Marriott, L.P., Senior Notes, 7.125%, 11/01/13	Ba3	641
1,775	La Quinta Properties, Inc., Senior Notes, 8.875%, 03/15/11	Ba3	1,899
600	Mandalay Resort Group, Senior Subordinated Notes, 10.25%, 08/01/07	Ba3	645
825	MGM MIRAGE, Senior Notes, 9.75%, 06/01/07	Ba3	877
525	MGM MIRAGE, Senior Secured Notes, 6%, 10/01/09	Ba2	518
1,500	MGM MIRAGE, Senior Secured Notes, 8.50%, 09/15/10	Ba2	1,631
125	Mohegan Tribal Gaming Authority, Senior Notes, 6.125%, 02/15/13	Ba2	124
575	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875%, 02/15/15	Ba3	584
1,100	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8%, 04/01/12	Ba3	1,165
400	Penn National Gaming, Inc., Senior Subordinated Notes, 6.75%, 03/01/15	B3	394
650	Poster Financial group, Inc., Senior Notes, 8.75%, 12/01/11	B2	669
75	Resorts International Hotel and Casino, Inc., Senior Notes, 11.50%, 03/15/09	B2	84
150	Seneca Gaming Corporation, Senior Notes, 7.25%, 05/01/12 (g)	B1	153
525	Station Casinos, Inc., Senior Notes, 6%, 04/01/12	Ba2	525
125	Station Casinos, Inc., Senior Subordinated Notes, 6.50%, 02/01/14	Ba3	125
325	Station Casinos, Inc., Senior Subordinated Notes, 6.875%, 03/01/16 (g)	Ba3	330
1,475	Station Casinos, Inc., Senior Subordinated Notes, 6.875%, 03/01/16	Ba3	1,497
650	Trump Entertainment ResortsHoldings, L.P., Senior Secured Notes, 8.50%, 06/01/15	Caa1	629
625	Wynn Las Vegas, LLC, Senior Secured Notes, 6.625%, 12/01/14	B2	595
			18,348
Leisure, Amusement and Entertainment - 3.75%
800	AMF Bowling Worldwide, Inc. Senior Subordinated Notes, 10%, 03/01/10	Caa1	798
1,750	Eastman Kodak Company, Senior Notes, 7.25%, 11/15/13	B1	1,706
575	Equinox Holdings, Inc., Senior Notes, 9%, 12/15/09	B3	591
775	K2 Inc., Senior Notes, 7.375%, 07/01/14	Ba3	775
325	Six Flags Inc., Senior Notes, 8.875%, 02/01/10	Caa1	322
150	Six Flags Inc., Senior Notes, 9.625%, 06/01/14	Caa1	148
275	Six Flags Inc., Senior Notes, 9.75%, 04/15/13	Caa1	272
800	Town Sports International, Inc., Senior Notes, 9.625%, 04/15/11	B2	830
1,350	Universal City Development Partners, Ltd., Senior Notes, 11.75%, 04/01/10	B2	1,525
650	Universal City Florida Holding Co., Senior Notes, 8.375%, 05/01/10	B3	678
			7,645
Machinery - .39%
747	JLG Industries, Inc., Senior Subordinated Notes, 8.375%, 06/15/12	B3	791
Mining, Steel, Iron and Non-Precious Metals - 5.83%
475	Aleris International, Inc., Senior Notes, 9%, 11/15/14	(e)	504
825	Alpha Natural Resources, LLC, Senior Notes, 10%, 06/01/12	B3	922
450	Century Aluminum Company, Senior Notes, 7.50%, 08/15/14	B1	463
1,525	Earle M. Jorgensen Company, Senior Secured Notes, 9.75%, 06/01/12	B2	1,639
825	Foundation PA Coal Company, Senior Notes, 7.25%, 08/01/14	B1	862
750	Gerdau Ameristeel Corporation, Senior Notes, 10.375%, 07/15/11	Ba3	832
825	James River Coal Company, Senior Notes, 9.375%, 06/01/12	B3	883
725	Luscar Coal Ltd., Senior Notes, 9.75%, 10/15/11	Ba3	785
675	Massey Energy Company, Senior Notes, 6.625%, 11/15/10	Ba3	687
500	Neenah Foundry Company, Senior Secured Notes, 11%, 09/30/10 (g)	B2	555

850	Novelis, Inc., Senior Notes, 7.25%, 02/15/15 (g)	B1	816
2,000	Peabody Energy Corporation, Senior Notes, 6.875%, 03/15/13	Ba3	2,090
850	Valmont Industries, Inc., Senior Subordinated Notes, 6.875%, 05/01/14	Ba3	869
			11,907
Oil and Gas - 13.03%
2,500	AmeriGas Partners, L.P., Senior Notes, 7.25%, 05/20/15 (g)	B2	2,616
800	CHC Helicopter Corporation, Senior Subordinated Notes, 7.375%, 05/01/14	B2	820
250	Chesapeake Energy Corporation, Senior Notes, 6.25%, 01/15/18	Ba2	245
450	Chesapeake Energy Corporation, Senior Notes, 6.375%, 06/15/15	Ba2	453
1,425	Chesapeake Energy Corporation, Senior Notes, 6.625%, 01/15/16 (g)	Ba2	1,446
175	Chesapeake Energy Corporation, Senior Notes, 7%, 08/15/14	Ba2	185
125	Compton Petroleum Corporation, Senior Notes, 9.90%, 05/15/09	B2	134
750	Denbury Resources, Inc., Senior Subordinated Notes, 7.50%, 04/01/13	B2	791
286	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375%, 11/01/14 (g)	B3	296
400	El Paso Production Holding Co., Senior Notes 7.75%, 06/01/13	B3	419
1,450	Ferrellgas Partners L.P., Senior Notes, 8.75%, 06/15/12	B2	1,475
325	Grant Pride Company, Inc., Senior Notes, 6.125%, 08/15/15 (g)	Ba2	328
1,050	Hanover Equipment Trust, Senior Secured Notes, 8.75%, 09/01/11	B2	1,116
500	Inergy, L.P., Senior Notes, 6.875%, 12/15/14 (g)	B1	481
650	Magnum Hunter Resources, Inc., Senior Notes, 9.60%, 03/15/12	Ba3	712
200	Northwest Pipeline Corporation, Senior Notes, 8.125%, 03/01/10	Ba2	214
625	Ocean Rig Norway AS, Senior Secured Notes, 8.375%, 07/01/13 (g)	B3	677
130	Parker Drilling Company, Senior Notes, 10.125%, 11/15/09	B2	136
1,500	Petroleum Geo-Services ASA, Senior Notes, 10%, 11/05/10	Ba3	1,687
950	Petroleum Helicopters, Inc., Senior Notes, 9.375%, 05/01/09	B1	1,009
775	Plains Exploration & Production Co., L.P., Senior Subordinated Notes, 8.75%, 07/01/12	Ba3	839
525	Pogo Producing Company, Senior Subordinated Notes, 6.875%, 10/01/17 (g)	Ba3	532
600	Pride International, Inc., Senior Notes, 7.375%, 07/15/14	Ba2	648
350	Range Resources Corporation, Senior Subordinated Notes, 6.375%, 03/15/15	B3	353
500	Range Resources Corporation, Senior Subordinated Notes, 7.375%, 07/15/13	B3	535
375	Southern Natural Gas Company, Senior Notes, 8.875%, 03/15/10	B1	406
1,100	Stone Energy Corporation, Senior Subordinated Notes, 8.25%, 12/15/11	B2	1,163
500	Swift Energy Company, Senior Notes, 7.625%, 07/15/11	B1	515
925	Universal Compression, Inc., Senior Notes, 7.25%, 05/15/10	Ba3	960
675	Whiting Petroleum Corporation, Senior Subordinated Notes, 7.25%, 05/01/13	B2	684
425	Whiting Petroleum Corporation, Senior Subordinated Notes, 7%, 02/01/14 (g)	B2	431
175	Williams Companies, Inc., Senior Notes, 7.625%, 07/15/19	B1	190
3,725	Williams Companies, Inc., Senior Notes, 8.125%, 03/15/12	B1	4,098
			26,594
Personal, Food and Miscellaneous Services - 3.03%
425	El Pollo Loco, Inc., Senior Secured Notes, 9.25%, 12/15/09	B2	461
908	FTD, Inc., Senior Subordinated Notes, 7.75%, 02/15/14	B3	910
525	FTI Consulting, Inc., Senior Notes, 7.625%, 06/15/13 (g)	Ba2	535
700	Landry’s Restaurants, Inc., Senior Notes, 7.50%, 12/15/14	B2	665
600	Mac-Gray Corporation, Senior Notes, 7.625%, 08/15/15 (g)	B1	612
850	O’Charleys, Inc., Senior Subordinated Notes, 9%, 11/01/13	Ba3	907
425	Real Mex Restaurants, Inc., Senior Notes, 10.00%, 04/01/10	B2	455
675	Restaurant Company, Senior Notes, 10%, 10/01/13 (g)	B2	648
1,125	Worldspan, L.P., Senior Notes, 10.04%, 02/15/11(g)	B3	993
			6,186

Personal Non-Durable Consumer Products - 2.33%
800	ACCO Brands Corporation, Senior Subordinated Notes, 7.625%, 08/15/15 (g)	B2	790
1,050	American Achievement Corporation, Senior Subordinated Notes, 8.25%, 04/01/12	B3	1,071
575	Chattem, Inc., Senior Subordinated Notes, 7%, 03/01/14	B2	586
325	Church & Dwight Company, Inc., Senior Subordinated Notes, 6%, 12/15/12	Ba3	317
425	Quicksilver, Inc., Senior Notes, 6.875%, 04/15/15 (g)	B1	410
700	Rayovac Corporation, Senior Subordinated Notes, 8.50%, 10/01/13	B3	674
1,025	Spectrum Brands, Inc., Senior Subordinated Notes, 7.375%, 02/01/15	B3	917
			4,765
Printing and Publishing - 8.61%
450	Advanstar Communications Inc., Senior Notes, 10.75%, 08/15/10	B3	506
575	Advanstar Communications Inc., Senior Subordinated Notes, 12%, 02/15/11	Caa2	614
675	Advanstar Inc., Senior Discount Debentures, 15%, 10/15/11 (b)	(e)	695
850	Affinity Group Inc., Senior Subordinated Notes, 9%, 02/15/12	B3	848
365	Affinity Group Inc., Senior Subordinated Notes, 10.875%, 02/15/12	Caa1	348
1,878	CanWest Media, Inc., Senior Subordinated Notes, 8%, 09/15/12 (g)	B2	1,990
950	CanWest Media, Inc., Senior Subordinated Notes, 10.625%, 05/15/11	B2	1,026
635	Cenveo Corporation, Senior Notes, 9.625%, 03/15/12	B1	676
1,137	Dex Media East LLC, Senior Subordinated Notes, 12.125%, 11/15/12	B2	1,330
650	Dex Media West LLC, Senior Notes, 8.50%, 08/15/10	B1	689
800	Dex Media West LLC, Senior Subordinated Notes, 9.875%, 08/15/13	B2	884
475	Haights Cross Communications Operating Company, Senior Notes, 11.75%, 08/15/11	Caa1	515
600	Houghton Mifflin Company, Senior Notes, 8.25%, 02/01/11	B3	622
475	Houghton Mifflin Company, Senior Subordinated Notes, 9.875%, 02/01/13	Caa1	504
950	Jostens Intermediate Holding Corp., Senior Subordinated Notes, 7.625%, 10/01/12	B3	959
770	Lamar Advertising Company, Convertible Notes, 2.875%, 12/31/10	B2	822
525	Lamar Media Corporation, Senior Subordinated Notes, 6.625%, 08/15/15 (g)	Ba3	533
225	MediaNews Group, Inc., Senior Subordinated Notes, 6.375%, 04/01/14	B2	213
650	MediaNews Group, Inc., Senior Subordinated Notes, 6.875%, 10/01/13	B2	644
725	Morris Publishing Group, LLC, Senior Subordinated Notes, 7%, 08/01/13	Ba3	710
1,900	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875%, 12/15/12	B2	2,133
300	Vertis, Inc., Senior Secured Notes, 9.75%, 04/01/09	B3	310
			17,571
Retail Stores - 4.97%
1,000	Alimentation Couche-Tard, Inc., Senior Subordinated Notes, 7.50%, 12/15/13	Ba3	1,033
1,225	Amazon.com, Inc., Convertible Subordinated Notes, 4.75%, 02/01/09	B3	1,201
2,600	GameStop Corporation, Senior Notes, 8%, 10/01/12 (g)	Ba3	2,587
525	Gregg Appliances, Inc., Senior Notes, 9%, 02/01/13 (g)	B2	493
975	Jean Coutu Group, Inc., Senior Notes, 7.625%, 08/01/12	B2	994
1,000	Jean Coutu Group, Inc., Senior Subordinated Notes, 8.50%, 08/01/14	B3	995
1,150	Leslie’s Poolmart, Inc., Senior Notes, 7.75%, 02/01/13	B2	1,161
800	Movie Gallery, Inc., Senior Notes, 11%, 05/01/12	B3	714
1,025	Nebraska Book Company, Inc., Senior Subordinated Notes, 8.625%, 03/15/12	Caa1	963
			10,141
Telecommunications - 16.88%
1,872	Alamosa (Delaware), Inc., Senior Notes, 11%, 07/31/10	Caa1	2,111
100	American Cellular Corporation, Senior Notes, 10%, 08/01/11	B3	109
800	American Tower Corporation, Senior Notes, 7.125%, 10/15/12	B1	840
125	American Tower Corporation, Senior Notes, 7.50%, 05/01/12	B1	132

150	American Towers Corporation, Senior Subordinated Notes, 7.25%, 12/01/11	Ba2	159
1,050	AT&T Corporation, Senior Notes, 9.05%, 11/15/11	Ba1	1,183
875	Centennial Communications Corp., Senior Notes, 8.125%, 02/01/14	B3	927
350	Centennial Communications Corp., Senior Notes, 10.125%, 06/15/13	B3	392
900	Digicel Unlimited, Senior Notes, 9.25%, 09/01/12 (g)	B3	944
600	Dobson Cellular Systems, Inc., Senior Notes 9.875%, 11/01/12	B2	658
525	Dobson Communications Corporation, Senior Notes, 8.875%, 10/01/13	Caa2	528
1,025	Eircom Funding plc, Senior Subordinated Notes, 8.25%, 08/15/13	B1	1,116
425	Horizon PCS, Inc., Senior Notes, 11.375%, 07/15/12	B3	489
104	Inmarsat Finance, plc, Senior Notes, 7.625%, 06/30/12	B1	107
1,425	Intelsat, Ltd., Senior Notes, 8.695%, 01/15/12 (g)	B2	1,453
450	iPCS Escrow Company, Senior Notes, 11.50%, 05/01/12	B3	513
425	IWO Holdings, Inc., Senior Discount Notes, 01/15/15 (b)	Caa2	296
1,050	Leucadia National Corporation, Senior Notes, 7%, 08/15/13	B2	1,054
875	L-3 Communications Corporation, Senior Subordinated Notes, 6.375%, 10/15/15 (g)	Ba3	879
975	MCI, Inc., Senior Notes, 7.688%, 05/01/09	B2	1,013
1,800	NEXTEL Communications, Inc., Senior Notes, 6.875%, 10/31/13	Baa2	1,913
1,375	NEXTEL Communications, Inc., Senior Notes, 7.375%, 08/01/15	Baa2	1,475
725	Nextel Partners, Inc., Senior Notes, 8.125%, 07/01/11	Ba3	783
924	PanAmSat Corporation, Senior Notes, 9%, 08/15/14	B1	977
100	PanAmSat Holdco, Senior Discount Notes, 10.375%, 11/01/14 (b)	B3	69
1,025	Qwest Communications International, Inc., Notes 7.875%, 09/01/11	Ba3	1,071
825	Qwest Corporation, Notes, 7.12%, 06/15/13 (g)	Ba3	858
2,197	Qwest Services Corp., Senior Subordinated Notes, 13.50%, 12/15/10	Caa1	2,518
375	Rogers Wireless Inc., Senior Secured Notes, 7.50%, 03/15/15	Ba3	404
2,400	Rogers Wireless Inc., Senior Secured Notes, 8%, 12/15/12	B2	2,532
1,000	Rogers Wireless Inc., Senior Secured Notes, 9.625%, 05/01/11	Ba3	1,150
475	Rural Cellular Corporation, Senior Notes, 9.875%, 02/01/10	Caa1	498
175	Rural Cellular Corporation, Senior Subordinated Notes, 9.625%, 05/15/08	Caa2	175
75	Rural Cellular Corporation, Senior Subordinated Notes, 9.75%, 01/15/10	Caa2	76
650	Syniverse Technologies, Inc., Senior Subordianted Notes, 7.75%, 08/15/13 (g)	B2	656
875	Time Warner Telecom, Inc., Senior Notes, 10.125%, 02/01/11	B3	901
875	Time Warner Telecom, LLC, Senior Notes, 9.75%, 07/15/08	B3	888
800	UbiquiTel Operating Co., Senior Notes, 9.875%, 03/01/11	Caa1	888
625	US LEC Corporation, Senior Notes, 12.716%, 10/01/09	B3	644
950	US Unwired Inc., Senior Secured Notes, 10%, 06/15/12	Caa1	1,089
			34,468
Textiles and Leather - .46%
100	Interface, Inc., Senior Subordinated Notes, 9.50%, 02/01/14	Caa3	101
850	Rafaella Apparel Group, Inc., Senior Secured, 11.25%, 06/15/11(g)	B2	829
			930
Utilities - 8.16%
350	The AES Corporation, Senior Notes, 7.75%, 03/01/14	B1	374
725	The AES Corporation, Senior Notes, 9.375%, 09/15/10	B1	799
1,700	The AES Corporation, Senior Secured Notes, 9%, 05/15/15 (g)	Ba3	1,870
1,050	Allegheny Energy Supply Company, LLC, Senior Notes, 8.25%, 04/15/12 (g)	Ba3	1,179
1,125	Midwest Generation, LLC, Senior Secured Notes, 8.75%, 05/01/34	B1	1,257

675	Mirant Americas Generation, Senior Notes, 8.30%, 05/01/11(a)	(e)	840
2,085	NRG Energy, Inc., Senior Secured Notes, 8%, 12/15/13	B1	2,221
1,650	Orion Power Holdings, Inc., Senior Notes, 12%, 05/01/10	B2	1,984
700	Roseton-Danskammer 2001, Senior Secured Notes, 7.27%, 11/08/10	Caa2	695
1,775	Sierra Pacific Resources, Senior Notes, 8.625%, 03/15/14	B1	1,952
1,500	TECO Energy, Inc., Senior Notes, 7%, 05/01/12	Ba2	1,584
1,250	Texas Genco LLC, Senior Notes, 6.875%, 12/15/14 (g)	B1	1,272
600	Utilicorp Canada Financial Corporation, Senior Notes, 7.75%, 06/15/11	B2	630
			16,657
	Total Corporate Debt Securities (Total cost of $317,923)		319,047

Shares
PREFERRED STOCK - 1.20% (d)
Banking - 0.00%
57,935	WestFed Holdings, Inc., Cumulative, Series A, Preferred Stock, 15.50% (a)(c)	(e)	—

Broadcasting and Entertainment - .17%
316	Spanish Broadcasting System, Inc.,Series B, Preferred Stock, 10.75%	Caa1	338

Mining, Steel, Iron, Non-Precious Metals - 0.00%
18,000	Weirton Steel Corporation, Series C Preferred Stock (a)(c)	(e)	—

Telecommunications - .80%
1,625	Lucent Technologies Convertible Trust Preferred, 7.75%,	B3	1,643

Utilities - .23%
375	NRG Energy, Inc., Convertible Preferred Stock, 4%, (g)	B3	467
	Total Preferred Stock (Total cost of $7,636)		2,448

COMMON STOCK and WARRANTS - 0.00% (d)
27,474	WestFed Holdings, Inc., Common Stock (a)(c)		—
10,052	WKI Holding Company, Inc., Common Stock (c)(f)		—

	Total Common Stock and Warrants (Total cost of $2,295)		—

Principal Amount
SHORT-TERM INVESTMENTS - 1.83% (d)

3,746	PACCAR Financial Corporation, Commercial Paper, Due 10/03/05, Discount of 3.79%	P-1	3,745

	Total Short-Term Investments (Total cost of $3,745)		3,745

Total Investments (Total cost of $331,599)			$325,240

(a)          Denotes issuer is in bankruptcy proceedings. Income is not being accrued.

(b)         Securities are step interest bonds.Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)          Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at September 30, 2005 was $0.

(d)         Percentages indicated are based on total net assets to common shareholders of $204,182.

(e)          Not rated.

(f)            Non-income producing.

(g)         Securities are exempt from registration under Rule 144A of the Securities Act of 1933.Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.Unless otherwise noted, 144A Securities are deemed to be liquid.See Note 1(a) of the Notes to Financial Statements for vaulation policy.Total market value of Rule 144A securities amounted to $57,227 as of September 30, 2005.

Note 1 to Schedule of Investments - September 30, 2005 (Unaudited)

Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade.  Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified.  See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker.  Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $7,594,000 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors.

Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method, for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 17, 2005

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 17, 2005